Retirement Plans (Weighted-Average Assumptions Used) (Details)	12 Months Ended
	May 29, 2011		May 30, 2010		May 31, 2009
Defined Benefit Plans [Member]
Weighted-average assumptions used to determine benefit obligations, discount rate	5.37%	[1]	5.89%	[1]
Weighted-average assumptions used to determine benefit obligations, rate of future compensation increases	3.75%	[1]	3.75%	[1]
Weighted-average assumptions used to determine net expense, discount rate	5.89%	[2]	7.00%	[2]
Weighted-average assumptions used to determine net expense, expected long-term rate of return on plan assets	9.00%	[2]	9.00%	[2]	9.00%
Weighted-average assumptions used to determine net expense, rate of future compensation increases	3.75%	[2]	3.75%	[2]
Postretirement Benefit Plan [Member]
Weighted-average assumptions used to determine benefit obligations, discount rate	5.46%	[1]	5.98%	[1]
Weighted-average assumptions used to determine benefit obligations, rate of future compensation increases		[1]		[1]
Weighted-average assumptions used to determine net expense, discount rate	5.98%	[2]	7.09%	[2]
Weighted-average assumptions used to determine net expense, expected long-term rate of return on plan assets		[2]		[2]
Weighted-average assumptions used to determine net expense, rate of future compensation increases		[2]		[2]

[1]	Determined as of the end of fiscal year.
[2]	Determined as of the beginning of fiscal year.